                           ING VARIABLE PRODUCTS TRUST
                       ING VP Financial Services Portfolio
                          ING VP Real Estate Portfolio

                        Supplement dated January 12, 2006
                to the Class I Prospectus and Class S Prospectus
                            Each dated April 29, 2005

Effective immediately, the Prospectuses are revised as follows:

1. The subsection entitled "Performance of Class A and Class B Shares of a Substantially Similar Mutual Fund" under the section entitled "Management of the Portfolios -- Adviser and Sub-Advisers" on page 30 of the Class S Prospectus and on page 28 of the Class I Prospectus is amended to delete the second paragraph and the table that follows entitled "Average Annual Total Returns (as of December 31, 2004)" and replace them with the following:

            The table shows the average annual total returns of ING Financial Services Fund's ("Comparable Fund") Class A and Class B shares compared to the S&P Financials Index and the S&P 500 Index for the one- year, three-year and since inception periods ended November 30, 2005 and on an annual basis as of December 31 of each of the last four years. This information is designed to demonstrate the historical track record of the Comparable Fund. It does not indicate how ING VP Financial Services Portfolio will perform in the future. Past performance is not a guarantee of future results.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                            (AS OF NOVEMBER 30, 2005)

                       Comparable Fund -             Comparable Fund -
                       ING Financial Services Fund   ING Financial Services Fund   S&P                   S&P 500
                       Class A                       Class B                       Financials Index(2)   Index(3)
                       -------                       -------                       -------------------   --------
One Year                  6.49%                         7.08%                       10.81%                 8.44%
Three Years              12.63%                        13.24%                       13.44%                12.10%
Since Inception           6.60%                         7.19%                        4.71%(5)              1.60%(5)
(05/22/01 - 11/30/05)

2. The subsection entitled "Performance of Similar Real Estate Accounts Managed by ING Clarion Real Estate Securities L.P." under the section entitled "Management of the Portfolios -- Adviser and Sub-Advisers" on page 31 of the Class S Prospectus and on page 29 of the Class I Prospectus is amended to delete the third paragraph and the table that follows entitled "Average Annual Total Returns (as of December 31, 2004)" and replace them with following:

            The tables below show the average annual total returns for the Clarion Real Estate Composite compared with the Morgan Stanley Capital International U.S. REIT Index ("MSCI U.S. REIT Index") and the Dow

            Jones Wilshire Real Estate Securities Index ("DJW Real Estate Securities Index") for the one-, five- and ten-year periods ended November 30, 2005, and on an annual basis as of December 31 of each of the last ten years. This information is designed to demonstrate the historical track record of INGCRES. It does not indicate how ING VP Real Estate Portfolio has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                            (AS OF NOVEMBER 30, 2005)


                   Clarion Real Estate     MSCI U.S. REIT     DJW Real Estate Securities
                   Composite (%)           Index (%)(1)       Index (%)(2)
                   -------------           ------------       ------------
One Year           19.76%                  17.74%             19.87%
Five Years         19.89%                  20.38%             20.55%
Ten Years          15.91%                  15.07%             15.76%

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE